Vanguard® Large-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.3%)
	Linde plc	553,958	257,945
	Air Products & Chemicals Inc.	260,601	76,857
	Ecolab Inc.	298,337	75,634
	Freeport-McMoRan Inc.	1,683,300	63,730
	Newmont Corp. (XNYS)	1,319,934	63,726
	Fastenal Co.	671,629	52,085
	International Paper Co.	616,246	32,877
	Nucor Corp.	270,045	32,497
	International Flavors & Fragrances Inc.	299,516	23,245
	LyondellBasell Industries NV Class A	304,289	21,422
	Avery Dennison Corp.	92,510	16,464
	Steel Dynamics Inc.	84,588	10,580
	CF Industries Holdings Inc.	99,218	7,754
			734,816
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	11,171,930	2,125,571
*	Tesla Inc.	3,202,410	829,937
	Costco Wholesale Corp.	519,940	491,749
*	Netflix Inc.	501,039	467,234
	Walmart Inc.	5,175,312	454,341
	Home Depot Inc.	1,163,547	426,428
	McDonald's Corp.	836,900	261,422
	Walt Disney Co.	2,117,519	208,999
*	Uber Technologies Inc.	2,446,866	178,279
	Booking Holdings Inc.	38,435	177,067
	TJX Cos. Inc.	1,316,734	160,378
	Lowe's Cos. Inc.	661,389	154,256
	Starbucks Corp.	1,330,527	130,511
*	O'Reilly Automotive Inc.	67,621	96,872
	NIKE Inc. Class B	1,383,638	87,833
*	Chipotle Mexican Grill Inc.	1,587,531	79,710
*	AutoZone Inc.	19,656	74,944
	Hilton Worldwide Holdings Inc.	281,835	64,132
	Marriott International Inc. Class A	258,352	61,539
	Royal Caribbean Cruises Ltd.	283,707	58,285
*	Copart Inc.	1,018,399	57,631
	Target Corp.	536,697	56,010
*	Airbnb Inc. Class A	463,847	55,411
	General Motors Co.	1,165,558	54,816
	Yum! Brands Inc.	326,948	51,449
	Ross Stores Inc.	386,429	49,382
	Ford Motor Co.	4,560,016	45,737
	Electronic Arts Inc.	305,283	44,119
	DR Horton Inc.	332,253	42,239
*	Take-Two Interactive Software Inc.	196,412	40,706
*	Roblox Corp. Class A	688,818	40,151
	Garmin Ltd.	180,289	39,146
	eBay Inc.	561,044	38,000
*	Lululemon Athletica Inc.	129,816	36,746
	Tractor Supply Co.	622,566	34,303
	Delta Air Lines Inc.	756,722	32,993
*	Carvana Co.	149,156	31,186
	Lennar Corp. Class A	265,602	30,486
*	Trade Desk Inc. Class A	529,876	28,995
	Darden Restaurants Inc.	137,221	28,509
*	Warner Bros Discovery Inc.	2,585,946	27,747
*	United Airlines Holdings Inc.	385,168	26,596
*	Live Nation Entertainment Inc.	191,301	24,980
	PulteGroup Inc.	237,170	24,381

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Expedia Group Inc.	144,456	24,283
*	NVR Inc.	3,325	24,088
	Southwest Airlines Co.	694,260	23,313
	Dollar General Corp.	257,608	22,651
*	Carnival Corp.	1,159,030	22,636
*	Ulta Beauty Inc.	54,311	19,907
	Genuine Parts Co.	162,520	19,363
	Omnicom Group Inc.	230,171	19,083
	Rollins Inc.	340,229	18,383
*	Dollar Tree Inc.	239,259	17,961
*	Burlington Stores Inc.	74,351	17,720
	Domino's Pizza Inc.	36,152	16,610
	Best Buy Co. Inc.	225,358	16,589
	Estee Lauder Cos. Inc. Class A	246,858	16,293
	Las Vegas Sands Corp.	377,376	14,578
	Fox Corp. Class A	236,969	13,412
	News Corp. Class A	431,766	11,753
*	Aptiv plc	134,173	7,983
	Fox Corp. Class B	130,028	6,854
	Warner Music Group Corp. Class A	152,284	4,774
	News Corp. Class B	143,164	4,348
	Lennar Corp. Class B	3,168	346
			7,874,134
Consumer Staples (4.5%)
	Procter & Gamble Co.	2,746,729	468,098
	Philip Morris International Inc.	1,821,303	289,095
	Coca-Cola Co.	4,030,422	288,659
	PepsiCo Inc.	1,606,521	240,882
	Altria Group Inc.	1,980,419	118,865
	Mondelez International Inc. Class A	1,515,180	102,805
	CVS Health Corp.	1,476,792	100,053
	McKesson Corp.	146,785	98,785
	Colgate-Palmolive Co.	950,510	89,063
	Cencora Inc.	204,162	56,775
	Kimberly-Clark Corp.	388,441	55,244
	Kenvue Inc.	2,238,823	53,687
	Kroger Co.	762,758	51,631
	Corteva Inc.	810,873	51,028
	Keurig Dr Pepper Inc.	1,430,347	48,946
*	Monster Beverage Corp.	797,343	46,661
	Sysco Corp.	572,936	42,993
	General Mills Inc.	645,646	38,603
	Constellation Brands Inc. Class A	179,897	33,015
	Church & Dwight Co. Inc.	288,078	31,714
	Kraft Heinz Co.	980,050	29,823
	Hershey Co.	173,094	29,604
	Archer-Daniels-Midland Co.	561,859	26,975
	Kellanova	323,477	26,684
	McCormick & Co. Inc.	295,737	24,342
	Tyson Foods Inc. Class A	335,140	21,385
	Clorox Co.	144,266	21,243
	Brown-Forman Corp. Class B	341,338	11,585
	Hormel Foods Corp.	353,548	10,939
	Brown-Forman Corp. Class A	45,436	1,521
			2,510,703
Energy (3.6%)
	Exxon Mobil Corp.	5,082,651	604,480
	Chevron Corp.	1,959,177	327,751
	ConocoPhillips	1,490,406	156,522
	Williams Cos. Inc.	1,428,266	85,353
	EOG Resources Inc.	658,821	84,487
	ONEOK Inc.	731,292	72,559
	Schlumberger NV	1,592,930	66,584
	Kinder Morgan Inc.	2,212,302	63,117
	Phillips 66	477,533	58,966
	Cheniere Energy Inc.	248,888	57,593
	Hess Corp.	342,837	54,761
	Marathon Petroleum Corp.	366,109	53,338
	Targa Resources Corp.	255,436	51,207

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Baker Hughes Co.	1,159,754	50,971
	Valero Energy Corp.	368,931	48,725
	Occidental Petroleum Corp.	769,528	37,984
	Diamondback Energy Inc.	220,359	35,231
	Devon Energy Corp.	760,157	28,430
	Coterra Energy Inc.	850,268	24,573
	Halliburton Co.	915,171	23,218
	EQT Corp.	349,864	18,693
	Texas Pacific Land Corp.	11,439	15,157
*	First Solar Inc.	59,514	7,524
[1]	Venture Global Inc. Class A	79,276	817
			2,028,041
Financials (11.7%)
*	Berkshire Hathaway Inc. Class B	2,055,235	1,094,577
	JPMorgan Chase & Co.	3,275,156	803,396
	Bank of America Corp.	8,016,990	334,549
	Wells Fargo & Co.	3,851,537	276,502
	Goldman Sachs Group Inc.	365,531	199,686
	Progressive Corp.	686,180	194,196
	S&P Global Inc.	368,999	187,488
	Morgan Stanley	1,416,972	165,318
	Charles Schwab Corp.	2,018,099	157,977
	Citigroup Inc.	2,207,426	156,705
	Blackrock Inc.	163,680	154,920
	Marsh & McLennan Cos. Inc.	575,330	140,398
	Chubb Ltd.	448,622	135,479
	Blackstone Inc.	845,699	118,212
	Intercontinental Exchange Inc.	673,072	116,105
	CME Group Inc.	422,126	111,986
	Arthur J Gallagher & Co.	298,344	103,000
	Aon plc Class A (XNYS)	240,368	95,928
	KKR & Co. Inc.	780,306	90,211
	Moody's Corp.	179,223	83,462
	PNC Financial Services Group Inc.	463,540	81,476
	US Bancorp	1,827,122	77,141
	Aflac Inc.	640,374	71,203
	Bank of New York Mellon Corp.	839,199	70,384
	Travelers Cos. Inc.	265,596	70,240
	Allstate Corp.	310,454	64,286
	Apollo Global Management Inc.	467,940	64,080
	Truist Financial Corp.	1,528,967	62,917
	American International Group Inc.	695,104	60,432
	Ameriprise Financial Inc.	112,589	54,505
	MetLife Inc.	678,293	54,460
	Discover Financial Services	294,735	50,311
	MSCI Inc.	86,407	48,863
	Prudential Financial Inc.	414,657	46,309
*	Berkshire Hathaway Inc. Class A	57	45,511
	Hartford Insurance Group Inc.	334,358	41,370
	Nasdaq Inc.	539,039	40,892
*	Coinbase Global Inc. Class A	233,845	40,275
	Arch Capital Group Ltd.	418,705	40,271
	Willis Towers Watson plc	116,774	39,464
*	Robinhood Markets Inc. Class A	899,475	37,436
	Brown & Brown Inc.	284,681	35,414
	M&T Bank Corp.	192,452	34,401
	Broadridge Financial Solutions Inc.	137,057	33,231
	Ares Management Corp. Class A	220,729	32,361
	Fifth Third Bancorp	779,388	30,552
	Raymond James Financial Inc.	216,028	30,008
	State Street Corp.	321,121	28,750
	LPL Financial Holdings Inc.	87,343	28,573
	Cboe Global Markets Inc.	122,651	27,755
	Cincinnati Financial Corp.	183,357	27,085
*	Markel Group Inc.	14,214	26,575
	Huntington Bancshares Inc.	1,702,113	25,549
	T Rowe Price Group Inc.	260,777	23,958
	W R Berkley Corp.	333,164	23,708
	Regions Financial Corp.	1,060,061	23,035

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Principal Financial Group Inc.	264,251	22,295
	Northern Trust Corp.	217,806	21,487
	KeyCorp.	1,293,824	20,688
	FactSet Research Systems Inc.	44,546	20,252
	Tradeweb Markets Inc. Class A	136,061	20,200
	Interactive Brokers Group Inc. Class A	121,130	20,058
	Citizens Financial Group Inc.	486,390	19,927
	Fidelity National Financial Inc.	304,492	19,816
	Loews Corp.	199,451	18,332
	Everest Group Ltd.	50,354	18,295
	Corebridge Financial Inc.	292,879	9,246
	Blue Owl Capital Inc.	357,561	7,166
[1]	Rocket Cos. Inc. Class A	161,455	1,949
			6,532,587
Health Care (10.7%)
	Eli Lilly & Co.	999,538	825,528
	UnitedHealth Group Inc.	1,077,940	564,571
	Johnson & Johnson	2,820,120	467,689
	AbbVie Inc.	2,067,802	433,246
	Abbott Laboratories	2,031,545	269,484
	Merck & Co. Inc.	2,958,775	265,580
	Thermo Fisher Scientific Inc.	441,915	219,897
*	Intuitive Surgical Inc.	417,760	206,904
	Amgen Inc.	629,251	196,043
*	Boston Scientific Corp.	1,728,665	174,388
	Pfizer Inc.	6,637,972	168,206
	Gilead Sciences Inc.	1,459,790	163,570
	Danaher Corp.	753,462	154,460
	Stryker Corp.	402,279	149,748
*	Vertex Pharmaceuticals Inc.	300,786	145,827
	Bristol-Myers Squibb Co.	2,376,944	144,970
	Medtronic plc	1,502,391	135,005
	Elevance Health Inc.	266,304	115,832
	Cigna Group	325,808	107,191
	Regeneron Pharmaceuticals Inc.	125,926	79,866
	Zoetis Inc.	472,041	77,722
	Becton Dickinson & Co.	336,365	77,048
	HCA Healthcare Inc.	203,622	70,362
*	Edwards Lifesciences Corp.	690,854	50,073
	GE HealthCare Technologies Inc.	508,897	41,073
*	Alnylam Pharmaceuticals Inc.	151,636	40,945
*	IDEXX Laboratories Inc.	95,256	40,003
*	Veeva Systems Inc. Class A	171,154	39,644
	Agilent Technologies Inc.	334,149	39,089
	Cardinal Health Inc.	282,871	38,971
	ResMed Inc.	172,029	38,509
	Humana Inc.	141,306	37,390
*	Centene Corp.	581,028	35,274
*	IQVIA Holdings Inc.	195,945	34,545
*	Dexcom Inc.	457,713	31,257
	Zimmer Biomet Holdings Inc.	233,191	26,393
	STERIS plc	115,087	26,084
*	Waters Corp.	69,583	25,646
*	Biogen Inc.	171,482	23,466
	Labcorp Holdings Inc.	98,039	22,818
	Quest Diagnostics Inc.	129,996	21,995
*	Molina Healthcare Inc.	65,005	21,412
	Baxter International Inc.	599,400	20,517
*	Cooper Cos. Inc.	234,252	19,759
	West Pharmaceutical Services Inc.	84,685	18,959
	Royalty Pharma plc Class A	431,398	13,429
*	Insulet Corp.	41,087	10,790
*	Hologic Inc.	131,298	8,110
*	Illumina Inc.	92,726	7,357
*	Align Technology Inc.	41,498	6,592
	Viatris Inc.	697,987	6,079
*	Moderna Inc.	203,039	5,756
*,2	ABIOMED Inc. CVR	12	—
			5,965,072

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
Industrials (11.8%)
	Visa Inc. Class A	1,868,951	654,993
	Mastercard Inc. Class A	954,223	523,029
	General Electric Co.	1,194,305	239,040
	Accenture plc Class A	732,649	228,616
	RTX Corp.	1,560,384	206,688
	Caterpillar Inc.	559,819	184,628
	Union Pacific Corp.	707,833	167,218
	Honeywell International Inc.	761,253	161,195
	American Express Co.	576,095	154,998
*	Boeing Co.	878,571	149,840
	Automatic Data Processing Inc.	476,607	145,618
*	Fiserv Inc.	657,871	145,278
	Deere & Co.	302,026	141,756
	Eaton Corp. plc	462,925	125,837
	Lockheed Martin Corp.	275,715	123,165
	GE Vernova Inc.	323,162	98,655
	United Parcel Service Inc. Class B (XNYS)	866,638	95,322
	3M Co.	635,904	93,389
	Sherwin-Williams Co.	265,141	92,585
	Parker-Hannifin Corp.	150,822	91,677
	Trane Technologies plc	262,701	88,509
	Northrop Grumman Corp.	169,562	86,817
	TransDigm Group Inc.	62,404	86,323
	Cintas Corp.	401,767	82,575
	Illinois Tool Works Inc.	326,600	81,000
	Capital One Financial Corp.	424,402	76,095
*	PayPal Holdings Inc.	1,159,099	75,631
	General Dynamics Corp.	269,169	73,370
	Emerson Electric Co.	660,554	72,423
	CRH plc	792,368	69,705
	CSX Corp.	2,258,804	66,477
	Norfolk Southern Corp.	265,229	62,819
	Johnson Controls International plc	773,207	61,942
	FedEx Corp.	253,908	61,898
	Howmet Aerospace Inc.	474,369	61,540
	Carrier Global Corp.	961,389	60,952
	PACCAR Inc.	614,701	59,853
	Paychex Inc.	379,562	58,559
	Cummins Inc.	161,035	50,475
	WW Grainger Inc.	50,824	50,205
*	Fair Isaac Corp.	27,170	50,106
	Verisk Analytics Inc.	164,301	48,899
	United Rentals Inc.	76,491	47,937
	Otis Worldwide Corp.	464,454	47,932
	AMETEK Inc.	270,209	46,514
	Fidelity National Information Services Inc.	620,963	46,374
	L3Harris Technologies Inc.	220,576	46,169
*	Axon Enterprise Inc.	84,848	44,626
	Quanta Services Inc.	173,573	44,119
	Ingersoll Rand Inc. (XYNS)	472,096	37,782
	Ferguson Enterprises Inc.	234,177	37,522
	Old Dominion Freight Line Inc.	224,030	37,066
	Westinghouse Air Brake Technologies Corp.	200,108	36,290
	Vulcan Materials Co.	154,757	36,105
*	Block Inc. (XNYS)	655,462	35,611
	Equifax Inc.	145,270	35,382
	Rockwell Automation Inc.	132,449	34,222
	Martin Marietta Materials Inc.	71,438	34,157
	Xylem Inc.	284,550	33,992
	DuPont de Nemours Inc.	440,710	32,912
*	Keysight Technologies Inc.	202,504	30,329
	Fortive Corp.	398,580	29,168
	PPG Industries Inc.	265,831	29,069
*	Mettler-Toledo International Inc.	24,497	28,929
	Dow Inc.	820,003	28,634
	Global Payments Inc.	290,378	28,434
	Dover Corp.	160,732	28,237
*	Teledyne Technologies Inc.	54,858	27,303
*	Corpay Inc.	77,658	27,081

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Veralto Corp.	275,455	26,843
	Synchrony Financial	455,467	24,112
	Packaging Corp. of America	105,167	20,825
	Snap-on Inc.	61,371	20,683
	Expeditors International of Washington Inc.	161,663	19,440
	TransUnion	228,466	18,960
*	Trimble Inc.	287,892	18,900
	HEICO Corp. Class A	88,701	18,713
	Jacobs Solutions Inc.	143,535	17,352
	Masco Corp.	248,221	17,261
	Ball Corp.	331,297	17,251
*	Zebra Technologies Corp. Class A	60,178	17,004
	JB Hunt Transport Services Inc.	93,689	13,861
	HEICO Corp.	48,077	12,846
	Hubbell Inc.	31,427	10,399
	Textron Inc.	106,888	7,723
			6,563,769
Real Estate (2.2%)
	Prologis Inc.	1,084,872	121,278
	American Tower Corp.	547,577	119,153
	Welltower Inc.	751,221	115,095
	Equinix Inc.	114,004	92,953
	Realty Income Corp.	1,044,355	60,583
	Simon Property Group Inc.	363,047	60,295
	Digital Realty Trust Inc.	394,314	56,501
	Public Storage	184,917	55,344
	Crown Castle Inc.	509,083	53,062
*	CBRE Group Inc. Class A	351,462	45,964
	VICI Properties Inc.	1,221,981	39,861
*	CoStar Group Inc.	494,006	39,140
	Extra Space Storage Inc.	248,292	36,869
	AvalonBay Communities Inc.	166,601	35,756
	Ventas Inc.	512,021	35,206
	Equity Residential	422,498	30,242
	Iron Mountain Inc.	344,020	29,599
	SBA Communications Corp.	126,043	27,731
	Weyerhaeuser Co.	849,898	24,885
	Invitation Homes Inc.	681,654	23,756
	Essex Property Trust Inc.	75,346	23,099
	Mid-America Apartment Communities Inc.	136,937	22,948
	Sun Communities Inc.	149,226	19,196
	Alexandria Real Estate Equities Inc.	202,743	18,756
	UDR Inc.	193,762	8,752
	Healthpeak Properties Inc.	409,559	8,281
	WP Carey Inc.	127,963	8,076
	Lineage Inc.	33,582	1,969
			1,214,350
Technology (34.8%)
	Apple Inc.	17,595,522	3,908,493
	Microsoft Corp.	8,707,543	3,268,725
	NVIDIA Corp.	27,150,962	2,942,621
	Meta Platforms Inc. Class A	2,565,066	1,478,401
	Alphabet Inc. Class A	6,831,546	1,056,430
	Broadcom Inc.	5,490,353	919,250
	Alphabet Inc. Class C	5,473,639	855,147
	Salesforce Inc.	1,064,910	285,779
	Oracle Corp.	1,965,682	274,822
	International Business Machines Corp.	1,086,140	270,080
*	Palantir Technologies Inc. Class A	2,502,503	211,211
	QUALCOMM Inc.	1,295,486	199,000
*	Adobe Inc.	509,880	195,554
*	Advanced Micro Devices Inc.	1,898,088	195,010
*	ServiceNow Inc.	241,291	192,101
	Texas Instruments Inc.	1,066,302	191,614
	Intuit Inc.	311,087	191,004
	Applied Materials Inc.	951,612	138,098
*	Palo Alto Networks Inc.	775,524	132,335
	Analog Devices Inc.	580,958	117,162
	Micron Technology Inc.	1,305,042	113,395

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Lam Research Corp.	1,503,539	109,307
	KLA Corp.	155,647	105,809
	Intel Corp.	4,564,611	103,662
*	Crowdstrike Holdings Inc. Class A	274,093	96,640
	Amphenol Corp. Class A	1,418,522	93,041
*	Cadence Design Systems Inc.	321,063	81,656
*	MicroStrategy Inc. Class A	281,868	81,254
*	Synopsys Inc.	181,107	77,668
*	AppLovin Corp. Class A	289,873	76,808
	Roper Technologies Inc.	125,799	74,169
*	Fortinet Inc.	765,591	73,696
*	DoorDash Inc. Class A	382,946	69,991
*	Autodesk Inc.	251,832	65,930
	Marvell Technology Inc.	1,013,518	62,402
*	Workday Inc. Class A	250,660	58,537
*	Snowflake Inc. Class A	347,972	50,860
	TE Connectivity plc	349,466	49,387
	Cognizant Technology Solutions Corp. Class A	579,411	44,325
	Corning Inc.	902,971	41,338
*	Atlassian Corp. Ltd. Class A	192,079	40,761
*	Cloudflare Inc. Class A	343,071	38,661
*	Gartner Inc.	85,470	35,875
*	Datadog Inc. Class A	352,997	35,021
*	HubSpot Inc.	58,031	33,153
*	ANSYS Inc.	102,674	32,502
	Dell Technologies Inc. Class C	355,746	32,426
	Vertiv Holdings Co. Class A	445,977	32,200
	Monolithic Power Systems Inc.	54,274	31,478
	HP Inc.	1,104,419	30,581
	Microchip Technology Inc.	629,934	30,495
*	GoDaddy Inc. Class A	165,554	29,823
*	Tyler Technologies Inc.	50,386	29,294
	CDW Corp.	155,167	24,867
*	VeriSign Inc.	94,180	23,909
	Hewlett Packard Enterprise Co.	1,538,362	23,737
*	Zscaler Inc.	107,817	21,393
	Seagate Technology Holdings plc	247,948	21,063
	NetApp Inc.	238,052	20,910
	SS&C Technologies Holdings Inc.	246,623	20,600
*	Pinterest Inc. Class A	662,119	20,526
*	Zoom Communications Inc.	276,320	20,384
*	Super Micro Computer Inc. (XNGS)	590,859	20,231
*	Okta Inc.	191,625	20,163
*	ON Semiconductor Corp.	493,612	20,085
	Gen Digital Inc. (XNGS)	649,829	17,246
*	Western Digital Corp.	407,383	16,470
	Teradyne Inc.	189,401	15,645
*	MongoDB Inc.	82,859	14,533
*	Snap Inc. Class A	1,266,575	11,032
	Leidos Holdings Inc.	76,774	10,360
*	Akamai Technologies Inc.	87,946	7,080
	Bentley Systems Inc. Class B	93,476	3,677
			19,338,893
Telecommunications (2.2%)
	Cisco Systems Inc.	4,193,994	258,811
	AT&T Inc.	8,408,038	237,779
	Verizon Communications Inc.	4,437,912	201,304
	Comcast Corp. Class A	4,417,976	163,023
	T-Mobile US Inc.	534,923	142,669
*	Arista Networks Inc.	1,181,684	91,557
	Motorola Solutions Inc.	195,534	85,607
*	Charter Communications Inc. Class A	108,074	39,829
			1,220,579
Utilities (2.8%)
	NextEra Energy Inc.	2,409,481	170,808
	Southern Co.	1,282,291	117,907
	Duke Energy Corp.	903,207	110,164
	Waste Management Inc.	471,038	109,050
	Constellation Energy Corp.	369,099	74,421

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	American Electric Power Co. Inc.	624,617	68,252
	Waste Connections Inc. (XTSE)	302,317	59,009
	Republic Services Inc.	237,796	57,585
	Dominion Energy Inc.	998,036	55,960
	Sempra	763,026	54,449
	Exelon Corp.	1,177,172	54,244
	Xcel Energy Inc.	697,317	49,363
	Public Service Enterprise Group Inc.	583,930	48,057
	Vistra Corp.	398,474	46,797
	Consolidated Edison Inc.	413,527	45,732
	Entergy Corp.	504,139	43,099
	PG&E Corp.	2,503,191	43,005
	WEC Energy Group Inc.	372,167	40,559
	American Water Works Co. Inc.	228,294	33,678
	Ameren Corp.	312,108	31,336
	PPL Corp.	821,263	29,656
	DTE Energy Co.	205,989	28,482
	CenterPoint Energy Inc.	763,225	27,651
	Edison International	453,441	26,717
	Eversource Energy	429,547	26,679
	CMS Energy Corp.	349,966	26,286
	FirstEnergy Corp.	641,236	25,919
	Alliant Energy Corp.	300,662	19,347
	NiSource Inc.	275,127	11,030
	Evergy Inc.	127,670	8,803
			1,544,045
Total Common Stocks (Cost $27,270,390)			55,526,989
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $90,299)	903,078	90,299
Total Investments (100.0%) (Cost $27,360,689)			55,617,288
Other Assets and Liabilities—Net (0.0%)			24,811
Net Assets (100%)			55,642,099
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,341.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,490 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	227	64,164	(551)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/29/25	BANA	52,569	(4.337)	—	(102)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

Vanguard® Large-Cap Index Fund
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Large-Cap Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	55,526,989	—	—	55,526,989
Temporary Cash Investments	90,299	—	—	90,299
Total	55,617,288	—	—	55,617,288
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(551)	—	—	(551)
Swap Contracts	—	(102)	—	(102)
Total	(551)	(102)	—	(653)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.